Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details)	Dec. 31, 2018 USD ($)
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Financial assets at fair value through profit or loss (Notes 4, 7 and 15)	$ 60,004